INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for accounts receivable	¥ 4,209	¥ 2,858
Government subsidy	7,685	5,561
Accrued expenses	54,223	47,068
Asset retirement obligation	27,696	24,167
Operating lease liabilities	411,972	467,734
Finance lease and other financing obligations	1,587,137	1,636,506
Net operating losses carry forwards	993,062	713,135
Other non-current assets	40,644	41,853
Other non-current liabilities	19,101	26,621
Total gross deferred tax assets	3,145,729	2,965,503
Valuation allowance on deferred tax assets	(1,131,256)	(775,528)	¥ (328,821)	¥ (205,976)
Deferred tax assets, net of valuation allowance	2,014,473	2,189,975
Deferred tax liabilities:
Property and equipment	(1,811,897)	(1,687,122)
Intangible assets	(260,519)	(319,037)
Prepaid land use rights	(1,491)	(1,532)
Operating lease right-of-use assets	(1,101,324)	(711,444)
Other current assets	(20,619)	(18,622)
Total deferred tax liabilities	(3,195,850)	(2,737,757)
Net deferred tax liabilities	(1,181,377)	(547,782)
Analysis as:
Deferred tax assets	228,999	186,496
Deferred tax liabilities	(1,410,376)	(734,278)
Net deferred tax liabilities	¥ (1,181,377)	¥ (547,782)